Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory and Agency Capital Requirements (Tables) [Abstract]
Regulatory And Agency Capital Requirements

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2011	2010	2011	2010	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$114.0	109.4	92.6	90.2
Total	148.5	147.1	117.9	117.1

Assets:
Risk-weighted	$1,005.6	980.0	923.2	895.2
Adjusted average (2)	1,262.6	1,189.5	1,115.4	1,057.7

Capital ratios:
Tier 1 capital	11.33%	11.16	10.03	10.07	6.00	4.00
Total capital	14.76	15.01	12.77	13.09	10.00	8.00
Tier 1 leverage (2)	9.03	9.19	8.30	8.52	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.